Acquisitions and Business Combinations - Additional Information (Detail) $ in Thousands		12 Months Ended
	Mar. 13, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Nov. 18, 2019 USD ($)	Jul. 31, 2019 shares	Apr. 15, 2019	Feb. 22, 2019	Nov. 13, 2018 USD ($) shares
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition | shares								7,605
Revenue from acquisition date		$ 11,256
Net profit or loss from acquisition date		162,302
Revenue of combined entity as if combination occurred at beginning of period		40,589
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 178,141
Cannex Capital Holdings Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition | shares		190,482,146			340,400,000
Purchase price		$ 199,031
Value of shares issued in acquisition		181,110
Intangible assets		13,600
Goodwill		166,557
Cannex Capital Holdings Inc [member] | Selling General And Administrative Expenses [member]
Disclosure of detailed information about business combination [line items]
Share-based compensation expense		2,324
Cannex Capital Holdings Inc [member] | Trademarks [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		3,900
Cannex Capital Holdings Inc [member] | Know-how [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 9,700
Om of Medicine LLC [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition | shares		9,040
Percentage of voting equity interests acquired						100.00%
Acquisition costs		$ 29
Purchase price		9,435
Cash paid		227
Value of shares issued in acquisition		4,400
Intangible assets		7,700
Goodwill		$ 1,435
PHX Interactive LLC [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition | shares		5,496
Percentage of voting equity interests acquired							100.00%
Purchase price		$ 6,340
Cash paid		3,360
Value of shares issued in acquisition		2,675
Proceeds from sales of investments accounted for using equity method		6,000
Goodwill		6,225
Healthy Pharms Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Acquisition costs		126
Revenue of combined entity as if combination occurred at beginning of period			$ 4,229
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 876
Purchase price		33,835						$ 33,835
Cash paid		21,250						21,250
Value of shares issued in acquisition		3,500						3,500
Notes payable transferred for consideration								$ 9,085
Interest rate on the note								15.00%
Additional Liability Incurred For Inventory				$ 4,886				$ 5,429
Payment of Additional Liability	$ 207
Discount rate on additional liability				10.00%
Intangible assets		20,850
Goodwill		$ 6,065